ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS	12 Months Ended
Dec. 31, 2018
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

5. ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance to consumers on behalf of financing partners	827,417	521,908

The Group facilitates loans extended by third‑party financing partners to consumers through the online platform. From September 2015, the third‑party financing partners provide all the funds for the consumer loans, while the Group provides services to facilitate such financing transactions. Pursuant to the cooperation agreements entered into with third‑party financing partners, for the purpose of registering the collateral over the car purchased by consumers with relevant government authorities, the Group advances the funds needed to purchase the car to the consumer on financing partners’ behalf to the applicable car dealers directly. The third‑party financing partners shall pay the corresponding amount to the Group as agreed in the corporation agreements.

For the balance of RMB 521.9 million as at December 31, 2018, all have been subsequently paid by financing partners.